Annual Total Returns (Vanguard Long-Term Government Bond Index Fund - Institutional Shares Institutional) (Vanguard Long-Term Government Bond Index Fund, Vanguard Long-Term Government Bond Index Fund - Institutional Shares)
18 Months Ended
Feb. 28, 2013
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Annual Total Return
2012	3.52%
2011	28.94%